Document And Entity Information	May 04, 2021
Document Information [Line Items]
Entity, Registrant Name	W&T Offshore, Inc.
Document, Type	8-K
Document, Period End Date	May 04, 2021
Entity, File Number	1-32414
Entity, Incorporation, State or Country Code	TX
Entity, Tax Identification Number	72-1121985
Entity, Address, Address Line One	5718 Westheimer Road
Entity, Address, Address Line Two	Suite 700
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77057
City Area Code	713
Local Phone Number	626.8525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	WTI
Security Exchange Name	NYSE
Amendment Flag	false
Entity, Central Index Key	0001288403